20 Accounts Payable to Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	R$ 2,436,452	R$ 1,873,193
Suppliers, current	2,291,307	1,685,280
Suppliers, noncurrent	145,145	187,913
Energy supplies [member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	1,393,899	1,085,777
Materials And Supplies [member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	671,458	520,647
Natural gas for resale [member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	38,574	79,174
Charges for use of grid system [member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	R$ 332,521	R$ 187,595